Mineral Properties (Tables)	12 Months Ended
Oct. 31, 2023
Mineral Properties [Abstract]
Schedule of Mineral Properties	As such, the carrying value of the mineral properties associated with the Beskauga project included prior years’ drilling program.

Balance, October 31, 2021	$651,603
Acquisition of Ekidos (Note 4)	4,383,656
Balance, October 31, 2022	$5,035,259
Balance, October 31, 2023 and 2022	$5,035,259